Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Right of use assets and lease liabilities
Right of use assets and lease liabilities

9.Right of use assets and lease liabilities

The Company has lease contracts for buildings and vehicles used in its operations. Leases of building have lease terms between six and eighteen years, while motor vehicles generally have lease terms between four and five years. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Company is restricted from assigning and subleasing the leased assets and some contracts require the Company to maintain certain financial ratios. The Company also has certain leases of office equipment and bicycles with low value and machinery, equipment and buildings for a short term. The Company applies the “short-term lease” and “lease of low-value assets” recognition exemptions for these leases. We refer to note 31.2 for the impact on income statement for these “short-term leases” and “leases of low-value assets”.

The carrying amounts of right-of-use assets recognized and the movements during the period is as follows:

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2022	3,443	670	4,113
Additions	368	433	801
Disposal	—	(94)	(94)
Exchange difference	(187)	—	(187)
Cost at December 31, 2022	3,624	1,009	4,633
Additions	—	396	396
Disposal	—	(34)	(34)
Lease modification	1,093	12	1,105
Exchange difference	(113)	—	(113)
Cost at December 31, 2023	4,604	1,383	5,987
Depreciation
Opening accumulated depreciation at January 1, 2022	(688)	(207)	(895)
Depreciation charge	(530)	(198)	(728)
Disposal	—	94	94
Exchange difference	55	—	55
Depreciation at December 31, 2022	(1,163)	(311)	(1,474)
Depreciation charge	(535)	(261)	(796)
Disposal	—	34	34
Exchange difference	37	—	37
Depreciation at December 31, 2023	(1,661)	(538)	(2,199)
Net book value at December 31, 2022	2,461	698	3,159
Net book value at December 31, 2023	2,943	845	3,788

In 2023, the Company did enter into new lease agreements for €396,000 compared to €0.8 million in 2022. The lease modification amounted to €1.1 million (2022: no lease modification) and mainly related to the extension of the contract of buildings in Belgium and Israel. The repayments of lease liabilities amounted to €0.9 million (2022: €0.8 million). The depreciations on the right of use assets amounted to €0.8 million and €0.7 million for 2023 and 2022, respectively.

For the year ended December 31, 2023, the Company recognized no gain or loss on disposal (2022: no gain or loss on disposal).

The maturity analysis of lease liabilities is disclosed in note 4.5.

(in EUR 000)	2023	2022
Lease debt at January 1	3,305	3,319
New lease debts	397	798
Rent expense paid	(886)	(772)
Accretion of interest	129	98
Lease modification	1,105	—
Exchange differences	(83)	(138)
Lease debt at December 31	3,967	3,305

	As at December 31
(in EUR 000)	2023	2022
Non-current lease liabilities	3,116	2,586
Current lease liabilities	851	719
Total	3,967	3,305